Related Party Transactions - Schedule of Transaction with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Transaction with Related Parties

The Company entered the following transactions with related parties. At December 31, 2021 and 2020, the following amounts were outstanding:

		Amounts owed by related parties	Amounts owed to related parties
Related party relationship	Type of transaction	December 31, 2021	December 31, 2021
Other	Warrant liabilities	$—	$3,300
Topco	Receivable	4,408	—
PGHL	Receivable	2,069	—
Other	Receivable	15	—
Total		$6,492	$3,300

		Amounts owed by related parties	Amounts owed to related parties
Related party relationship	Type of transaction	December 31, 2020	December 31, 2020
Topco	Receivable	$4,455	$—
PGHL	Loan received	—	195,228
PGHL	Receivable	1,776	—
Other	Receivable	40	—
Total		$6,271	$195,228